Investments in Associates and Joint Ventures - Multisys - Additional Information (Detail) - PHP (₱)						1 Months Ended	5 Months Ended	12 Months Ended
	Jan. 05, 2024	Jul. 29, 2022	Nov. 08, 2018	Aug. 24, 2016	May 30, 2016	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 03, 2018	Feb. 28, 2018
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Carrying value of investments in joint ventures							₱ 33,624,000,000	₱ 33,690,000,000	₱ 33,624,000,000
Goodwill							62,941,000,000	62,941,000,000	62,941,000,000
Equity interest acquired				87.12%	50.00%
Carrying value of investments in associates							17,922,000,000	16,618,000,000	17,922,000,000					₱ 1,664,000,000
Consideration paid (received)		₱ 100,000,000				₱ 136,000,000
Revenues								210,953,000,000	204,362,000,000	₱ 192,186,000,000
Net income								₱ 26,824,000,000	10,735,000,000	₱ 26,676,000,000
Multisys [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Carrying value of investments in joint ventures			₱ 2,150,000,000
Percentage of equity interest		4.99%	45.73%					50.72%
Goodwill			₱ 1,565,000,000										₱ 1,031,000,000
Equity earn out payable												₱ 230,000,000
Contingent consideration												₱ 170,000,000
Equity earn out payment											₱ 170,000,000
Subscription payment								₱ 261,000,000	539,000,000
Subscription payable							261,000,000	0	₱ 261,000,000
Subscription payable remained outstanding								₱ 800,000,000
Number of common shares additional acquired									227
Equity interest acquired									4.99%
Carrying value of investments in associates							248,000,000		₱ 248,000,000
Consideration paid (received)									236,000,000
Trade and other receivables			₱ 261,000,000
Decrease in net income									₱ 776,000,000
Revenues							155,000,000
Net income							₱ 569,000,000
Multisys [Member] | Events After Reporting Period [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Number of common shares additional acquired	227
Equity interest acquired	4.99%
Carrying value of investments in associates	₱ 270,000,000
Multisys [Member] | Technologies and Customer Relationships [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Fair value of identifiable net assets and liabilities													₱ 1,357,000,000
Multisys [Member] | Restated Shareholders' Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Number of common shares additional acquired									2,307
Equity interest							50.72%		50.72%